Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	3,537,123	3,063,130	2,823,333
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.90	$ 14.25	$ 13.71
Weighted average remaining contractual life of outstanding share options | yr	3.1
Number of share options exercisable in share-based payment arrangement	2,051,323	1,322,729
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.57	$ 14.04
$8.35 - $9.98 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	57,391
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 9.77
Weighted average remaining contractual life of outstanding share options | yr	4.1
Number of share options exercisable in share-based payment arrangement	57,391
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.77
$10.58 - $10.73 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	72,075
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 10.66
Weighted average remaining contractual life of outstanding share options | yr	5.3
Number of share options exercisable in share-based payment arrangement	72,075
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10.66
$13.38 - $14.48 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	994,860
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.49
Weighted average remaining contractual life of outstanding share options | yr	3.5
Number of share options exercisable in share-based payment arrangement	444,860
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.49
$14.90 - $15.80 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,680,997
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.33
Weighted average remaining contractual life of outstanding share options | yr	2.1
Number of share options exercisable in share-based payment arrangement	1,473,664
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.26
$16.66 - $17.84
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	731,800
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.68
Weighted average remaining contractual life of outstanding share options | yr	4.4
Number of share options exercisable in share-based payment arrangement	3,333
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 17.84
Top of range [Member] | $8.35 - $9.98 [Member]
Statement [Line Items]
Exercise price of outstanding share options	9.98
Top of range [Member] | $10.58 - $10.73 [Member]
Statement [Line Items]
Exercise price of outstanding share options	10.73
Top of range [Member] | $13.38 - $14.48 [Member]
Statement [Line Items]
Exercise price of outstanding share options	14.78
Top of range [Member] | $14.90 - $15.80 [Member]
Statement [Line Items]
Exercise price of outstanding share options	15.80
Top of range [Member] | $16.66 - $17.84
Statement [Line Items]
Exercise price of outstanding share options	17.84
Bottom of range [Member] | $8.35 - $9.98 [Member]
Statement [Line Items]
Exercise price of outstanding share options	8.35
Bottom of range [Member] | $10.58 - $10.73 [Member]
Statement [Line Items]
Exercise price of outstanding share options	10.58
Bottom of range [Member] | $13.38 - $14.48 [Member]
Statement [Line Items]
Exercise price of outstanding share options	13.38
Bottom of range [Member] | $14.90 - $15.80 [Member]
Statement [Line Items]
Exercise price of outstanding share options	14.90
Bottom of range [Member] | $16.66 - $17.84
Statement [Line Items]
Exercise price of outstanding share options	$ 16.66